Cover	12 Months Ended
Jan. 28, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DICK’S Sporting Goods, Inc.
Entity Central Index Key	0001089063